Other Current and Other Non-Current Assets	6 Months Ended
Jun. 30, 2021
Disclosure Of Other Current And Noncurrent Assets [Abstract]
OTHER CURRENT AND OTHER NON-CURRENT ASSETS
8.	OTHER CURRENT AND OTHER NON-CURRENT ASSETS

	As at June 30, 2021	As at December 31, 2020
Input VAT receivable	$325,208	$134,746
Prepayments - office rental	1,515,585	952,616
Prepayments - insurance	503,978	292,095
Prepayments - others	17,709	51,920
Uniforms	15,450	17,954
Tools and supplies	84,724	135,553
Other current assets	$2,462,654	$1,584,884

Deposits	$330,416	$361,275
Other non-current assets	$330,416	$361,275